PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Nov. 30, 2023
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment, net consist of the following:

	November 30,	November 30,
	2023	2022
Land	$3,382,782	$3,590,639
Buildings, including buildings held for lease	2,836,912	3,011,228
Facilities attached to buildings	1,376,354	1,406,457
Construction in process	3,366,306	1,594,738
Vehicles	601,791	680,935
Tools, furniture, and fixture	92,532	54,981
Software	246,067	254,296
Subtotal	11,902,744	10,593,274
Less: accumulated depreciation	862,970	591,131
Property and equipment, net	$11,039,774	$10,002,143